Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Statement of Cash Flows [Abstract]
Net loss	$ (3,191,524)	$ (2,882,299)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	112,009	138,805
Amortization of right-of-use assets	273,367	434,135
Loss from early termination of an operating lease	7,690
Provision against due from buyers of LGC		2,654,767
(Reversal of provision) provision against accounts receivable due from a related party	(19,103)	762,000
Loss from disposal of property and equipment		49,702
Loss (gain) from investment in trading securities	381,370	(192,102)
Loss from disposal of a subsidiary		69,045
Changes in operating assets and liabilities:
Accounts receivable	650,000	(650,000)
Accounts receivable – a related party	400,000	(600,000)
Deposits	83,000	55,000
Prepaid expenses and other current assets	309,636	221,644
Deferred revenue	(70,000)	(20,785)
Taxes payable	(11,215)	31,200
Accounts payable, accrued expenses and other current liabilities	1,303,432	(1,982,117)
Lease liabilities	(349,145)	(422,894)
Net cash used in operating activities	(120,483)	(2,333,899)
Cash flows from investing activities:
Purchase of property and equipment	(5,086)	(1,444)
Proceeds from disposal of property and equipment		72,000
Payment for investment in trading securities	(674,869)
Proceeds from redemption of trading securities		94,799
Proceeds from disposal of investment in an equity investee		335,000
Loans to a related party		(100,000)
Prepayment made to a related party	(900,000)
Collection of loans from a related party		59,461
Net cash (used in) provided by investing activities	(1,579,955)	459,816
Cash flows from financing activities:
Borrowings from a related party		729,968
Proceeds from issuance of ordinary shares pursuant to a private placement	2,343,792
Net cash provided by financing activities	2,343,792	729,968
Net increase (decrease) in cash	643,354	(1,144,115)
Cash, beginning of year	606,022	1,750,137
Cash, end of year	1,249,376	606,022
Supplemental disclosure of cash flow information:
Cash paid for interest expenses
Cash paid for income tax	14,515
Supplemental disclosure of Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations	67,571	109,492
Issuance of ordinary shares to settle payroll payable due to a management	349,875
Waive of liabilities by a related party	712,258
Disposal of right-of-use assets with decrease of operating lease obligations	$ 799,232